SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], USD $)	Dec. 22, 2014	Nov. 03, 2014
2014 Performance Equity Plan
Common Stock, Capital Shares Reserved for Future Issuance	5,000,000
Xindaxin [Member]
Business Acquisition, Share Price		$ 2.50